FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(F) OF THE SECURITIES AND EXCHANGE ACT OF 1934 AND RULES
THEREUNDER

Securities and Exchange Commission
Washington, D.C. 20549

Report for calendar quarter ended: March 31, 1999

If amended report check here:  [  ]


Name of Institutional Investment Manager:

Capital Group International, Inc.
11100 Santa Monica Boulevard
Los Angeles, California  90025-3384

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

David I. Fisher
Chairman
(310) 996-6331


ATTENTION: Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules retain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Los Angeles and State of California on the 13th day of May, 1999.

Capital Group International, Inc.
(Name of Institutional Investment Manager)

David I. Fisher*
David I. Fisher, Chairman
(Manual Signature of Person Duly Authorized to submit this Report)

*By: /s/ Michael J. Downer
         Michael J. Downer
         Attorney-in-fact

Signed pursuant to a Power of Attorney dated January 29, 1999 included as an Exhibit to Schedule 13G filed with the Securities and Exchange
Commission by Capital Guardian Trust Company on February 8, 1999 with respect to Acclaim Entertainment, Inc.

Name and 13F file number of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).

(List in alphabetical order)
Name:   1.  The Capital Group Companies, Inc.
            13F File No.:  28-218

The following investment management subsidiaries of Capital Group
International, Inc. ("CGII") have reported securities over which CGII is deemed to exercise investment discretion:

Capital Guardian Trust Company
Capital International, Inc.
Capital International, S.A.
Capital International Limited

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        n/a

Form 13F Information Table Value Total:        n/a


Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.


List of Other Included Managers:

No.   13F File Number           Name
1     28-218                    The Capital Group Companies, Inc.